Parent Company Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Information
46. Parent Company Information
The following tables present the Parent Company Only financial information:
Condensed Statements of Financial Position

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Assets
Cash and due from financial institutions	￦	608,076	￦	351,056
Financial assets at fair value through profit or loss		440,760		1,522,314
Loans at amortized cost		249,128		522,326
Investments in subsidiaries *
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		11,919,717		11,919,717
Other assets		831,977		1,316,693

Total assets	￦	28,871,379	￦	30,453,827

Liabilities and shareholders’ equity
Debentures	￦	5,552,791	￦	4,956,949
Other liabilities		805,614		1,265,062
Shareholders’ equity		22,512,974		24,231,816

Total liabilities and shareholders’ equity	￦	28,871,379	￦	30,453,827

*	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.
Condensed Statements of Comprehensive Income

	2020		2021		2022
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	1,573,411	￦	1,617,949	￦	1,871,223
Interest from subsidiaries		3,519		7,897		17,310
Other income		22,749		30,953		52,777

Total income		1,599,679		1,656,799		1,941,310

Expense
Interest expense		132,437		120,469		112,353
Non-interest expense		87,876		99,745		159,708

Total expense		220,313		220,214		272,061

Profit before income tax expense		1,379,366		1,436,585		1,669,249

Income tax benefit		49		2,281		15,263

Profit for the year		1,379,415		1,438,866		1,684,512

Other comprehensive gain(loss) for the year, net of tax		(368)		(298)		2,483

Total comprehensive income for the year	￦	1,379,047	￦	1,438,568	￦	1,686,995

Condensed Statements of Cash Flows

	2020		2021		2022
	(In millions of Korean won)
Operating activities
Net income	￦	1,379,415	￦	1,438,866	￦	1,684,512
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net		9,930		(92,785)		7,807

Net cash inflow from operating activities		1,389,345		1,346,081		1,692,319

Investing activities
Net payments to subsidiaries		(2,347,543)		(219,268)		—
Other investing activities, net		(146,477)		(39,477)		(1,409,500)

Net cash outflow from investing activities		(2,494,020)		(258,745)		(1,409,500)

Financing activities
Net increase (decrease) in borrowings		100,000		(100,000)		—
Increases in debentures		1,537,091		389,405		498,898
Repayments of debentures and lease liabilities		(940,610)		(970,535)		(1,100,584)
Issuance of hybrid securities		1,296,693		1,142,203		1,596,000
Cash dividends paid		(883,952)		(1,053,417)		(1,564,153)

Net cash inflow (outflow) from financing activities		1,109,222		(592,344)		(569,839)

Net increase (decrease) in cash and cash equivalents		4,547		494,992		(287,020)
Cash and cash equivalents as of January 1		18,534		23,081		518,073

Cash and cash equivalents as of December 31	￦	23,081	￦	518,073	￦	231,053